Cash (Tables)	12 Months Ended
Jun. 30, 2018
Cash and cash equivalents [abstract]
Schedule of balances under cash
	30 June 2018 AUD$	30 June 2017 AUD$
Cash at Bank and in hand:
Cash at bank and in hand	4,727,430	3,994,924
Total Cash	4,727,430	3,994,924